Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flow from operating activities:
Net income (loss)	$ (512,334)	(3,191,887)	(3,265,777)	1,698,033
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	192,010	1,196,240	909,384	529,299
Gain on bargain purchase from an acquisition			(52,202)
Loss on disposal of property, plant and equipment	10,610	66,100	24,728	15,571
Provision for (recovery of) doubtful accounts receivable	11,005	68,561	38,988	(13,098)
Loss on sale of accounts receivable	337	2,100	2,279	6,270
Write-down of inventories to net realizable value	106,807	665,416	469,872	16,467
Equity in losses (income) of affiliates, net	(81)	(507)	9,557	628
Amortization of debt discount				105,626
Amortization of debt issuance cost	5,722	35,647	24,311	22,887
Share-based compensation	5,699	35,503	73,858	74,753
Deferred income tax benefit	(35,337)	(220,151)	(315,150)	(15,071)
Accreted interest on convertible senior notes and senior secured convertible notes			54,658	173,656
Foreign currency exchange losses (gains), net	17,022	106,051	(9,907)	51,520
Unrealized loss (gain) of financial instruments	(1,787)	(11,132)	(3,963)	1,513
Impairment of goodwill			273,382
Impairment of long-lives assets	32,182	200,497	2,275,024
Provision for inventory purchase commitments			851,694
Changes in operating assets and liabilities, net of the effect of acquisition:
Restricted cash related to purchase of inventory and other operating activities	(9,925)	(61,831)	272,841	(222,501)
Accounts receivable	(252,714)	(1,574,435)	(259,458)	(145,634)
Inventories	(3,590)	(22,367)	(138,321)	(449,156)
Prepayments to suppliers	(31,801)	(198,126)	(923,951)	(244,462)
Value-added tax recoverable	62,466	389,167	(17,152)	(631,302)
Amounts due from and prepayments to related parties	(29,291)	(182,488)	(347,499)	(235,545)
Prepaid expenses and other current assets	(9,049)	(56,374)	(263,695)	(18,092)
Accounts payable	86,841	541,025	317,526	541,474
Advances from customers	(12,896)	(80,342)	(137,271)	970,260
Amounts due to related parties	17,814	110,983	158,094	64,299
Other current liabilities and accrued expenses	23,999	149,516	48,841	105,471
Other liabilities	(3,669)	(22,860)	270,138	96,885
Net cash provided by (used in) operating activities	(329,960)	(2,055,694)	340,829	2,499,751
Cash flows from investing activities
Government grants for property, plant and equipment	34,346	213,976	125,599	102,480
Purchase of property, plant and equipment	(313,410)	(1,952,578)	(4,838,729)	(3,077,582)
Restricted cash related to purchase of property, plant and equipment	(7,318)	(45,593)	(548,637)	(735,452)
Proceeds from sale of equipment under sale-leaseback agreement	15,891	99,000
Payments for land use rights	(22,888)	(142,596)	(174,032)	(33,900)
Equity investments	(24,077)	(150,000)	(23,707)	(10,000)
Cash acquired from the acquisition of a subsidiary, net of cash paid			54,851
Cash paid for acquisition of a subsidiary, net of cash acquired				(408)
Loans made to related parties	(8,026)	(50,000)	(100,000)
Net cash used in investing activities	(325,482)	(2,027,791)	(5,504,655)	(3,754,862)
Cash flows from financing activities
Proceeds from short-term borrowings	1,404,854	8,752,384	7,034,958	6,386,843
Proceeds from long-term debt	694,774	4,328,511	3,722,292	2,548,854
Repayment of short-term borrowings	(1,820,052)	(11,339,100)	(6,344,037)	(4,678,764)
Repayment of long-term borrowings	(287,350)	(1,790,214)	(968,990)	(112,100)
Repayment of financing lease obligation	(4,259)	(26,535)
Payment of deposit for financing lease	(2,326)	(14,490)
Proceeds from exercise of options			601	4,049
Restricted cash related to guarantee of bank borrowings	87,300	543,887	(1,007,522)
Contribution from noncontrolling interest holders	16,854	105,000		60,000
Proceeds from borrowings from Yingli Hainan's noncontrolling interest holders				90,000
Repayment of borrowings from Yingli Hainan's noncontrolling interest holders			(150,000)
Payment for the repurchase of the convertible senior notes	(1,212)	(7,552)		(1,327,623)
Dividend paid to noncontrolling interests	(4,695)	(29,251)	(8,571)	(10,956)
Proceeds from issuance of medium-term notes	240,767	1,500,000	1,400,000	995,823
Payment for issuance costs of medium-term notes	(2,456)	(15,300)
Payment for share repurchase	(561)	(3,493)	(123,838)
Net cash provided by financing activities	321,638	2,003,847	3,554,893	3,956,126
Effect of foreign currency exchange rate changes on cash	(2,654)	(16,535)	(66,161)	(92,969)
Net increase (decrease) in cash and cash equivalents	(336,458)	(2,096,173)	(1,675,094)	2,608,046
Cash and cash equivalents at beginning of year	671,102	4,181,038	5,856,132	3,248,086
Cash and cash equivalents at end of year	334,644	2,084,865	4,181,038	5,856,132
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	134,325	836,860	445,960	114,051
Income tax paid	3,349	20,862	400,970	296,824
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	79,916	497,886	769,956	598,378
Payables for purchase of land use right	1,499	9,338
Payable for financial lease	15,936	99,283
Conversion of senior secured convertible notes to ordinary shares	$ 20,887	130,127		123,478